Share-Based Payments	12 Months Ended
Dec. 31, 2011
Share-Based Payments
Share-Based Payments

10. Share-Based Payments

The Company records stock-based compensation expense at fair value in accordance with ASC 718-10, “Compensation — Stock Compensation” (“ASC 718-10”).  The Company utilizes the Black-Scholes valuation method for determination of share-based compensation expense. Certain assumptions need to be made with respect to utilizing the Black-Scholes valuation model, including the expected life, volatility, risk-free interest rate and anticipated forfeiture of the stock options.  The expected life of the stock options was calculated using the method allowed by the provisions of ASC 718-10.  In accordance with ASC 718-10, the simplified method for “plain vanilla” options may be used where the expected term is equal to the vesting term plus the original contract term divided by two. The risk-free interest rate is based on the rates paid on securities issued by the U.S. Treasury with a term approximating the expected life of the options. Estimates of pre-vesting option forfeitures are based on the Company’s experience. The Company will adjust its estimate of forfeitures over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of compensation expense to be recognized in future periods.

The Company accounts for stock-based transactions with non-employees in which services are received in exchange for the equity instruments based upon the fair value of the equity instruments issued, in accordance with ASC 718-10 and ASC 505-50, “Equity-Based Payments to Non-Employees.” The two factors that most affect charges or credits to operations related to stock-based compensation are the estimated fair market value of the common stock underlying stock options for which stock-based compensation is recorded and the estimated volatility of such fair market value. The value of such options is periodically remeasured and income or expense is recognized during the vesting terms.

2005 Equity Incentive Plan

The 2005 Equity Incentive Plan (the “2005 Plan”) was adopted on September 1, 2005, approved by stockholders on September 5, 2005 and became effective on January 4, 2006. The 2005 Plan provides for the grant of incentive stock options, within the meaning of Section 422 of the Internal Revenue Code, to EpiCept’s employees and its parent and subsidiary corporations’ employees, and for the grant of nonstatutory stock options, restricted stock, restricted stock units, performance-based awards and cash awards to its employees, directors and consultants and its parent and subsidiary corporations’ employees and consultants. Options are granted and vest as determined by the Board of Directors. A total of 13,000,000 shares of EpiCept’s common stock are reserved for issuance pursuant to the 2005 Plan.  No optionee may be granted an option to purchase more than 1,500,000 shares in any fiscal year. Options issued pursuant to the 2005 Plan have a maximum maturity of 10 years and generally vest over 4 years from the date of grant.  The Company records stock-based compensation expense at fair value.  The Company issued approximately 1.4 million options to purchase common stock at a weighted average exercise price of $0.86 per share to certain of its employees and members of its board of directors and 0.3 million restricted stock units to members of its board of directors in 2011.  The Company estimates that $0.8 million of stock based compensation related to 2011 options and restricted stock units granted will be recognized as compensation expense over the vesting period.

The following table presents the total employee, board of directors and third party stock-based compensation expense resulting from the issuance of stock options, restricted stock, restricted stock units and the Employee Stock Purchase Plan included in the consolidated statement of operations and comprehensive loss:

	Years Ended December 31,
	2011	2010	2009
		(in thousands)
General and administrative	$685	$654	$889
Research and development	245	281	506
Stock-based compensation costs before income taxes	930	935	1,395
Benefit for income taxes (1)	—	—	—
Net compensation expense	$930	$935	$1,395

(1)      The stock-based compensation expense has not been tax-effected due to the recording of a full valuation allowance against net deferred tax assets.

Summarized information for stock option grants in 2011 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2010	3,044,073	$7.11
Granted	1,445,000	0.86
Exercised	—	—
Forfeited	(15,883)	2.36
Expired	(54,588)	32.31
Options outstanding at December 31, 2011	4,418,602	$4.77	7.16	$—
Vested or expected to vest at December 31, 2011	4,236,907	$4.92	6.14	$—
Options exercisable at December 31, 2011	2,601,650	$7.27	6.14	$—

The following table summarizes information about stock options outstanding at December 31, 2011:

	Options Outstanding			Options Exercisable
Range of Exercise Price	Options Outstanding at December 31, 2011	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Shares Exercisable at December 31, 2011	Weighted- Average Exercise Price
$0.67 — 1.89	2,521,790	8.2 years	$1.13	999,119	$1.30
2.11 — 4.89	1,148,071	6.9 years	$2.99	853,790	$3.29
6.00 — 10.20	72,716	4.6 years	$7.94	72,716	$7.94
17.52 — 24.12	641,991	4.0 years	$17.58	641,991	$17.58
32.07 — 141.21	34,034	1.4 years	$86.25	34,034	$86.25
	4,418,602		$4.77	2,601,650	$7.27

The total intrinsic value of options exercised was approximately $0, $0 and $0.1 million in 2011, 2010 and 2009, respectively. Intrinsic value is measured using the fair market value at the date of exercise (for shares exercised) or at December 31, 2011 (for outstanding options), less the applicable exercise price.

The weighted-average fair value of the stock option awards granted to employees was $0.73, $1.93 and $1.89 in 2011, 2010, and 2009, respectively, and was estimated at the date of grant using the Black-Scholes option-pricing model and the assumptions noted in the following table:

	2011	2010	2009
Expected life	5 years	5 years	5 years
Expected volatility	110.0%	108.0% to 109.0%	110.0% to 118.0%
Risk-free interest rate	1.93% to 2.06%	2.17% to 2.39%	1.67% to 2.52%
Dividend yield	0%	0%	0%

The expected life of the stock options was calculated using the method allowed by the provisions of ASC 718-10.  In accordance with ASC 718-10, the simplified method for “plain vanilla” options may be used where the expected term is equal to the vesting term plus the original contract term divided by two. The Company used its historical volatility rate in 2011, 2010 and 2009, as management believes that this rate will be representative of future volatility over the expected term of the options.  The risk-free interest rate is based on the rates paid on securities issued by the U.S. Treasury with a term approximating the expected life of the options. The Company has never paid cash dividends, and does not currently intend to pay cash dividends, and thus has assumed a 0% dividend yield.

Pre-vesting forfeitures. Estimates of pre-vesting option forfeitures are based on the Company’s experience. Currently, the Company uses a forfeiture rate of 10%. The Company will adjust its estimate of forfeitures over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of compensation expense to be recognized in future periods.

Following the departure of a former director in 2011, the Company agreed to extend the period during which he would be entitled to exercise certain vested stock options to purchase the Company’s common stock from three months following the effective date of his resignation, June 14, 2011, to the expiration date of each option granted to the former director.  Additionally, all options that were not vested on the date of his resignation will continue to vest.  The Company recorded compensation expense related to the modification of the exercise period and vesting period of $32,000 in the second quarter of 2011.  Additional compensation expense of $30,000 will be recognized over the remaining vesting period of one year for the non-vested options.

Following the departure of a former director in 2009, the Company agreed to extend the period during which he would be entitled to exercise certain vested stock options to purchase the Company’s common stock from three months following the effective date of his resignation, February 3, 2009, to six months following such effective date. The Company recorded compensation expense related to the modification of the exercise period of $3,000 in the first quarter of 2009.

The total remaining unrecognized compensation cost related to non-vested stock options, restricted stock and restricted stock units amounted to $1.1 million at December 31, 2011, which will be amortized over the weighted-average remaining requisite service period of 2.2 years.

Restricted Stock

Restricted stock was issued to certain employees in 2007, and entitled the holder to receive a specified number of shares of the Company’s common stock over a four year, monthly vesting term.  This restricted stock grant is accounted for at fair value at the date of grant and an expense was recognized during the vesting term. All restricted stock grants vested in 2010.

Restricted Stock Units

Restricted stock units were issued to certain employees and non-employee members of the Company’s Board of Directors in 2011, 2009 and 2008, which entitle the holder to receive a specified number of shares of the Company’s common stock at the end of the one year, two year or four year vesting term.  This restricted stock unit grant is accounted for at fair value at the date of grant and an expense is recognized during the vesting term.

Summarized information for restricted stock unit grants in 2011 is as follows:

	Restricted Stock Units	Weighted Average Grant Date Value Per Share
Nonvested at December 31, 2010	75,441	$3.72
Granted	258,750	0.52
Vested	(14,375)	2.43
Forfeited	—	—
Nonvested at December 31, 2011	319,816	$1.03

2009 Employee Stock Purchase Plan

The 2009 Employee Stock Purchase Plan (the “2009 ESPP”) was adopted by the Board of Directors on December 19, 2008, subject to stockholder approval, and was approved by the stockholders at the Company’s 2009 Annual Meeting held on June 2, 2009. The 2009 ESPP was effective on January 1, 2009 and a total of 1,000,000 shares of common stock have been reserved for sale. The 2009 ESPP is implemented by offerings of rights to all eligible employees from time to time. Unless otherwise determined by the Company’s Board of Directors, common stock is purchased for accounts of employees participating in the 2009 ESPP at a price per share equal to the lower of (i) 85% of the fair market value of a share of the Company’s common stock on the first day the offering or (ii) 85% of the fair market value of a share of the Company’s common stock on the last trading day of the purchase period. The initial period commenced January 1, 2009 and ended on June 30, 2009.  Each subsequent offering period will have a six-month duration.

The number of shares to be purchased at each balance sheet date is estimated based on the current amount of employee withholdings and the remaining purchase dates within the offering period.  The fair value of share options expected to vest is estimated using the Black-Scholes option-pricing model.  Share options for employees entering the 2009 ESPP were estimated using the Black-Scholes option-pricing model and the assumptions noted on the table below.

	2011	2010	2009
Expected life	n/a	.50 years	.50 years
Expected volatility	n/a	110.0%	114.0%-118.0%
Risk-free interest rate	n/a	0.20%	0.28%-0.33%
Dividend yield	n/a	0%	0%

There were no shares issued under the 2009 ESPP in 2011.  A total of 78,267 shares have been issued under the 2009 ESPP as of December 31, 2011.  The Company recorded an expense of $0, $23,000 and $38,000 in 2011, 2010 and 2009, respectively, based on the estimated number of shares to be purchased.

Warrants

The following table summarizes information about warrants outstanding at December 31, 2011:

	Expiration	Common Shares
Issued in Connection With	Date	Issuable	Exercise Price
December 2006 stock issuance	2012	1,284,933	$4.41
June 2007 stock issuance	2012	889,576	8.79
Termination of sublicense agreement	2012	83,333	5.88
October 2007 stock issuance	2013	709,745	5.64
December 2007 stock issuance	2013	555,555	4.50
March 2008 stock issuance	2013	1,011,744	2.58
2006 senior secured term loan	2013	27,968	1.17
2006 senior secured term loan	2013	325,203	1.23
June 2008 stock issuance	2013	766,667	1.17
July 2008 stock issuance	2013	33,333	1.17
August 1, 2008 stock issuance	2013	92,166	2.04
August 11, 2008 stock issuance	2013	60,409	1.89
August 11, 2008 stock issuance	2013	460,830	2.08
August 11, 2008 stock issuance	2013	86,748	2.85
February 2009 convertible debt (See Note 6)	2014	3,703,704	3.11
February 2009 convertible debt (See Note 6)	2014	462,963	3.38
June 2010 stock issuance	2012	6,136,363	1.64
June 2010 stock issuance	2015	4,602,273	1.64
June 2010 stock issuance	2015	306,818	1.38
November 2010 stock issuance	2015	163,935	0.76
February 2011 stock issuance	2016	3,570,000	0.75
February 2011 stock issuance	2016	446,250	1.00
March 2011 stock issuance	2016	5,307,693	0.72
March 2011 stock issuance	2016	353,847	0.81
May 2011senior secured term loan (See Note 6)	2016	1,092,063	0.63
Total		32,534,119	$2.00